Leases - Disclosure of Companys Lease Receivable from Third Party Explanatory (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Companys Lease Receivable From Third Party [Line Items]
Beginning balance
Acquired on acquisition (Note 14)	33,192
Interest	4,528
Lease payments received	(4,220)
Ending balance	33,500
Less current portion	(9,556)
Long term lease receivable	$ 23,944